LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
LOSS PER SHARE
LOSS PER SHARE

19. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Denominator used for loss per share	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Loss per share — basic	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(168,711)	—	(56,969)	—	(117,184)	(18,809)	—	—
Allocation of undistributed losses	(204,684)	(168,711)	(172,104)	(56,969)	(424,003)	(68,057)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	384,381,558	—	659,693,189	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	466,340,541	384,381,558	1,992,923,515	659,693,189	2,386,474,188	2,386,474,188	659,561,893	659,561,893
Loss per share — diluted	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)

The effects of stock options, convertible preferred shares, and warrants have been excluded from the computation of diluted loss per share for the year ended December 31, 2010 as their effects would be anti-dilutive. The effects of stock options and nonvested restricted stock units have been excluded from the computation of diluted loss per share for the years ended December 31, 2011 and 2012 as their effects would be anti-dilutive.